ORDINARY SHARES	6 Months Ended
Jun. 30, 2020
ORDINARY SHARES

17   ORDINARY SHARES

On March 19, 2019, the Company completed a public offering in which the Company offered and sold 13,731,343 ADSs (or 109,850,744 Class A ordinary shares), including 1,791,044 ADSs (or 14,328,352 Class A ordinary shares) purchased by the underwriters by exercising their option. The Company raised a total of US$444,699 (RMB2,982,242) in proceeds from this public offering, net of underwriting discounts and commissions and other issuance costs.

In June 2020, two investors, Hillhouse Capital ("Hillhouse") and STT GDC, purchased, through a private placement, of US$400,000 and US$105,000 respectively of 62,153,848 newly issued Class A ordinary shares of the Company at a price equivalent to US$65 per ADS (or US$8.125 per share). The Company raised a total of US$500,784 (RMB3,533,285) in proceeds from this private placement, after deducting underwriting commissions and other issuance costs.

As of June 30, 2020, the Company’s outstanding share capital consisted of 1,210,996,227 Class A ordinary shares and 67,590,336 Class B ordinary shares.